Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 11, 2021
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 11, 2021
Document Effective Date	Jan. 12, 2021
Prospectus Date	Jan. 12, 2021
IQ Healthy Hearts ETF | IQ Healthy Hearts ETF
Prospectus:
Trading Symbol	HART